ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME - Additional Information (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Equity [Abstract]
Accumulated other comprehensive income	$ 924	$ 1,408